Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	₺ 20,350,557	₺ 17,026,401	₺ 14,100,863
Revenue from financial services	941,918	605,663	184,698
Total revenue	21,292,475	17,632,064	14,285,561
Cost of revenue	(13,785,448)	(11,073,465)	(9,166,384)
Cost of revenue from financial services	(360,545)	(276,709)	(70,223)
Total cost of revenue	(14,145,993)	(11,350,174)	(9,236,607)
Gross profit	6,565,109	5,952,936	4,934,479
Gross profit from financial services	581,373	328,954	114,475
Total gross profit	7,146,482	6,281,890	5,048,954
Other income	241,435	74,438	78,569
Selling and marketing expenses	(1,626,714)	(2,005,420)	(1,910,947)
Administrative expenses	(673,370)	(645,196)	(721,849)
Net impairment losses on financial and contract assets	(346,390)
Other expenses	(381,582)	(773,329)	(312,801)
Operating profit	4,359,861	2,932,383	2,181,926
Finance income	1,932,133	818,436	961,642
Finance costs	(3,619,091)	(1,141,302)	(1,134,441)
Net finance costs	(1,686,958)	(322,866)	(172,799)
Share of loss of equity accounted investees	(87)
Profit before income tax	2,672,816	2,609,517	2,009,127
Income tax expense	(495,481)	(571,758)	(423,160)
Profit from continuing operations	2,177,335	2,037,759	1,585,967
(Loss) from discontinued operations (attributable to owners of the Company)			(42,164)
Profit for the year	2,177,335	2,037,759	1,543,803
Profit for the year is attributable to:
Owners of the Company	2,021,065	1,979,129	1,492,088
Non-controlling interests	156,270	58,630	51,715
Profit for the year	₺ 2,177,335	₺ 2,037,759	₺ 1,543,803
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.93	₺ 0.90	₺ 0.68
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	0.93	0.90	0.70
Basic and diluted earnings/(losses) per share for profit /(loss) from discontinued operations attributable to owners of the Company (in full TL)			₺ (0.02)